CAMINO ROJO PROJECT LOAN (Tables)	12 Months Ended
Dec. 31, 2021
Camino Rojo Project Loan
Borrowings
Schedule of long-tem debt

		Transaction
	Loan advances	costs	Net
At January 1, 2020	$25,000	$(12,039)	$12,961
Advances during the year	50,000	—	50,000
Cash transaction costs	—	(2,475)	(2,475)
Amortization of the transaction costs	—	632	632
Foreign exchange	—	(422)	(422)
At December 31, 2020	$75,000	$(14,304)	$60,696
Advances during the year	50,000	—	50,000
Cash transaction costs	—	(165)	(165)
Accretion during the period, capitalized (note 9(c))	9,613	2,817	12,430
Cash interest paid	(9,613)	—	(9,613)
Foreign exchange	—	(88)	(88)
At December 31, 2021	$125,000	$(11,740)	$113,260